FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	€ 147	€ 268	€ 228	€ 10,080
Loans and borrowings | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0	45,590
Financial liabilities, at fair value	0	45,590
Convertible Bond | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	123,588	0
Financial liabilities, at fair value	123,588	0
Lease Liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	8,300	6,309
Financial liabilities, at fair value	8,300	6,309
Other financial liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	20,530	35,117
Financial liabilities, at fair value	20,530	35,117
Trade and other payables | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	38,816	36,247
Financial liabilities, at fair value	38,816	36,247
Derivative financial liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	147	268
Financial liabilities, at fair value	147	268
Financial assets at fair value through profit or loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Financial assets	168,293	68,567
Financial assets, at fair value	168,293	68,567
Financial assets at fair value through profit or loss | Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	29,236	25,737
Financial assets, at fair value	€ 29,236	€ 25,737